FINANCIAL ASSETS AND LIABILITIES - Assets Measured at Fair Value on a Nonrecurring Basis (Details) $ in Thousands	1 Months Ended															3 Months Ended					12 Months Ended
	Nov. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Sep. 30, 2024 vessel	Aug. 31, 2024 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($) vessel	Nov. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) vessel	May 31, 2023 USD ($)	Mar. 31, 2023 USD ($) vessel	Feb. 28, 2023 USD ($) vessel	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) vessel	Feb. 28, 2022 vessel	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on sale of assets																					$ 21,427	$ 9,188	$ 34,185
Deferred charter revenue						$ 22,840															15,691	22,840
Impairment loss on vessels																					$ 0	$ 11,780	$ 0
Golden Gayle
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels sold | vessel																					1
Gain on sale of assets	$ 16,100
Golden Diamond
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels sold | vessel																					1
Gain on sale of assets		$ 16,100
Golden Ruby
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on sale of assets				$ 4,200
Golden Bull
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels sold | vessel						1
Gain on sale of assets					$ 1,100
Newcastlemax Vessels
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels sold | vessel			1
Number of vessels acquired | vessel											6										6
Consideration transferred											$ 291,000
Newcastlemax Vessels | Time charter revenues
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels acquired | vessel																					6
Deferred charter revenue																					$ 4,900
Time charter asset																					2,000
Time charter liability																					$ 6,900
Golden Suek
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels sold | vessel								1													1
Gain on sale of assets								$ 800
Golden Hawk
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels sold | vessel								1
Capesize Vessels, Golden Feng and Golden Shui
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels sold | vessel										2											2
Impairment loss on vessels									$ 11,800	$ 11,800						$ 11,800
Golden Strength
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on sale of assets												$ 2,600
Ultramax Vessel
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels sold | vessel														2								2
Gain on sale of assets																			$ 21,900
Panamax Vessel
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels sold | vessel																						1
Gain on sale of assets				$ 4,200	$ 1,100			$ 800
Golden Ice
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on sale of assets													$ 2,800
Golden Cecilie and Golden Cathrine
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels sold | vessel														2
Gain on sale of assets														$ 21,900			$ 21,900
Golden Empress, Golden Enterprise, and Golden Endeavor
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels sold | vessel															3
Gain on sale of assets																		$ 9,500		$ 9,500
Kamsarmax Vessels
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of vessels sold | vessel															3							3
Gain on sale of assets																				$ 9,500
Golden Hawk
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Gain on sale of assets							$ 5,800